Property and Equipment, Net - Schedule of Flight Equipment, Property and Other Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,953,317	$ 5,313,317
Adoption IFRS 16		1,079,733
Sale of subsidiaries		7,712	$ 7,674
Ending balance	4,811,544	4,953,317	5,313,317
Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,339,232	8,000,009	6,920,276
Adoption IFRS 16		1,079,733
Additions	309,803	599,060
Disposals	(503,360)	(348,342)
Reclassification assets held for sale	352,867
Transfers to assets held for sale		(1,874,625)
Sale of subsidiaries		(39,631)
Revaluation	1,074	2,761
Ending balance	6,499,616	6,339,232	8,000,009
Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,339,232
Ending balance		6,339,232
Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,385,915	1,606,959
Additions	482,819	548,276
Disposals	(181,732)	(192,662)
Impairment	1,070	470,661
Transfers to assets held for sale		(1,030,387)
Sale of subsidiaries		(16,932)
Ending balance	1,688,072	1,385,915	1,606,959
Flight Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,987,836	4,215,969
Ending balance	3,988,466	3,987,836	4,215,969
Flight Equipment [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,933,056	6,254,360	5,244,160
Adoption IFRS 16		1,010,200
Additions	205,289	303,476
Disposals	(240,812)	(48,381)
Transfers	1,710	18,237
Reclassification assets held for sale	352,867
Transfers to assets held for sale		(1,563,366)
Sale of subsidiaries		(31,270)
Ending balance	5,252,110	4,933,056	6,254,360
Flight Equipment [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,933,056
Ending balance		4,933,056
Flight Equipment [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	945,220	1,028,191
Additions	358,400	341,699
Disposals	(38,153)	(39,166)
Impairment		455,794
Transfers	(1,823)	7,682
Transfers to assets held for sale		(837,420)
Sale of subsidiaries		(11,560)
Ending balance	1,263,644	945,220	1,028,191
Capitalized Maintenance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	367,821	426,028
Ending balance	344,435	367,821	426,028
Capitalized Maintenance [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	593,794	791,004	791,004
Additions	73,863	219,866
Disposals	(123,494)	(114,323)
Transfers	2,624	(8,554)
Transfers to assets held for sale		(288,775)
Sale of subsidiaries		(5,424)
Ending balance	546,787	593,794	791,004
Capitalized Maintenance [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	593,794
Ending balance		593,794
Capitalized Maintenance [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	225,973	364,976
Additions	88,666	157,572
Disposals	(114,911)	(111,793)
Transfers	2,624	(6,985)
Transfers to assets held for sale		(174,200)
Sale of subsidiaries		(3,597)
Ending balance	202,352	225,973	364,976
Rotable Spare Parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	126,041	168,603
Ending balance	110,576	126,041	168,603
Rotable Spare Parts [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	173,318	225,841	225,841
Additions	6,812	16,196
Disposals	(18,140)	(43,207)
Transfers	(4,301)	(5,228)
Transfers to assets held for sale		(20,086)
Sale of subsidiaries		(198)
Ending balance	157,689	173,318	225,841
Rotable Spare Parts [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	173,318
Ending balance		173,318
Rotable Spare Parts [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,277	57,238
Additions	7,307	20,047
Disposals	(6,702)	(12,960)
Transfers	(769)	(637)
Transfers to assets held for sale		(16,377)
Sale of subsidiaries		(34)
Ending balance	47,113	47,277	57,238
Aircraft Predelivery Payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	181,327	260,000
Ending balance	111,982	181,327	260,000
Aircraft Predelivery Payments [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	181,327	260,000	260,000
Additions	10,118	21,324
Disposals	(79,463)	(95,848)
Transfers		(4,149)
Ending balance	111,982	181,327	260,000
Aircraft Predelivery Payments [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	181,327
Ending balance		181,327
Administrative Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111,112	125,049
Ending balance	110,931	111,112	125,049
Administrative Property [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	138,599	135,838	135,838
Additions	2,567
Transfers	414
Revaluation	1,074	2,761
Ending balance	142,654	138,599	135,838
Administrative Property [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	138,599
Ending balance		138,599
Administrative Property [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,487	10,789
Additions	2,752	2,178
Disposals		(347)
Impairment	1,070	14,867
Transfers	414
Ending balance	31,723	27,487	10,789
Other Property, Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	179,180	117,668
Ending balance	145,154	179,180	117,668
Other Property, Plant and Equipment [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	319,138	332,966	263,433
Adoption IFRS 16		69,533
Additions	11,153	38,198
Disposals	(41,451)	(46,583)
Transfers	(447)	(306)
Transfers to assets held for sale		(2,398)
Sale of subsidiaries		(2,739)
Ending balance	288,394	319,138	332,966
Other Property, Plant and Equipment [member] | Gross Carrying Amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	319,138
Ending balance		319,138
Other Property, Plant and Equipment [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	139,958	145,765
Additions	25,694	26,780
Disposals	(21,966)	(28,396)
Transfers	(446)	(60)
Transfers to assets held for sale		(2,390)
Sale of subsidiaries		(1,741)
Ending balance	$ 143,240	$ 139,958	$ 145,765